INCOME TAXES (Details 1) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Loss before income taxes:
Results of Operations, Income before Income Taxes			$ 3,147,360	$ 1,162,714
Computed "expected" income tax expense (benefit)			(1,070,100)	(395,300)
State income taxes, net of federal benefit			(93,861)	(46,500)
Foreign rate differential			74,106	0
Travel, entertainment and other			53,660	3,700
Change in valuation allowance			1,055,400	438,100
Income tax expense (benefit)	9,091	0	19,205	0
United States [Member]
Loss before income taxes:
Results of Operations, Income before Income Taxes			2,346,516	890,941
Foreign [Member]
Loss before income taxes:
Results of Operations, Income before Income Taxes			$ 800,844	$ 271,773